Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	First Sentier Global Listed Infrastructure Fund Class I
Account Value	$ 1,548,111	$ 1,252,080	$ 1,297,603	$ 1,384,912	$ 1,160,284	$ 1,269,793	$ 1,059,053	$ 1,117,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	First Sentier American Listed Infrastructure Fund Class I
Account Value	$ 1,409,786	1,081,507	1,160,746	1,212,000
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL 1200 (TR)
Account Value	$ 2,341,374	1,745,142	1,562,126	1,898,311	$ 1,362,504	$ 1,304,667	$ 1,149,642	$ 1,135,900
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 1,623,000	$ 1,175,942	$ 1,067,652	$ 1,250,340